Investment in equity securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 23, 2023
Equity Securities [Abstract]
Beginning balance	$ 0	$ 0
Equity securities acquired	72,211,450	60,750	$ 0
Proceeds from sale of equity securities	(258,999)	(88,200)	0
Gain on sale of equity securities	2,636	27,450	0
Unrealized gain on equity securities revalued at fair value at end of the period	5,134,013	0	0
Ending balance	77,089,100	0	0
Dividend income on equity securities	1,312,222	24,528	0
Eagle Bulk Shipping Inc [Member]
Equity Securities [Abstract]
Number of shares held (in shares)				1,391,500
Percentage of shares held				14.99%
Dividend income on equity securities	$ 1,312,222	$ 24,528	$ 0